Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Future Minimum Contractual Charter Revenue [Abstract]
Twelve month period ended June 30, 2025	$ 110,375
Twelve month period ended June 30, 2026	28,253
Total	138,628
Office Lease [Abstract]
Office rent expense	82	$ 83
Office Rental Obligations [Abstract]
Twelve month period ending June 30, 2025	128
Twelve month period ending June 30, 2026	128
Twelve month period ending June 30, 2027	128
Twelve month period ending June 30, 2028	96
Thereafter	0
Total	480
Less: imputed interest	(139)
Present value of lease liabilities	341
Operating lease liability, current	99		$ 105
Operating lease liability, non-current	$ 242		$ 300
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements	11 months
Renewal term of time charter agreements	7 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements	60 months
Renewal term of time charter agreements	26 months